Transactions with related parties - DWM (Details) - USD ($)			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 01, 2022	Nov. 29, 2021	Nov. 29, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Management fees				$ 74,000		$ 878,000
Due to related parties				59,000		410,000	$ 59,000
OceanPal Inc. Predecessors [Member]
Transactions with related parties
Management fees					$ 683,121			$ 756,000	$ 728,300
Due to related parties								115,280
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors [Member]
Transactions with related parties
Variable fee on hire and on freight							50.00%
Amount agreed to be paid for each vessel							$ 554,000		$ 192,550
Voyage expenses			$ 80,896
Management fees							373,484
Due to related parties								$ 1,169,637
Diana Wilhelmsen Management Limited | Management services
Transactions with related parties
Variable fee on hire and on freight	1.25%	1.25%
Threshold term for termination of agreement with prior written notice	3 months	3 months
Management fees				79,000		$ 974,000
Due to related parties				$ 6,000			$ 6,000